THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS
625 Fourth Avenue South
Minneapolis, Minnesota 55415

March 3, 2003

Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.
Washington, DC 20549

RE:  THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS
     1933 Act File No. 2-25984
     1940 Act File No. 811-1467

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus and statement of additional information that would have been filed by the Registrant pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 74 to the Registrant's registration statement on Form N-1A would not have differed from that contained in said Amendment, which is the most recent amendment to such registration statement and was filed electronically on February 28, 2003.

Please direct any comments or questions concerning this certificate to the undersigned at (612) 340-7005.

Sincerely,

THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

By: /s/ John C. Bjork
------------------------------
John C. Bjork
Counsel and Secretary